Income Attributable to Investments in Other Companies (Tables)	12 Months Ended
Dec. 31, 2023
Income Attributable to Investments in Other Companies [Abstract]
Schedule of Income Obtained From Investments	The income obtained from investments in companies detailed in note No. 12 corresponds to the following:
		2023	2022	2021
Company	Shareholder	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	7,014	6,809	(3,254)
Centro de Compensación Automatizado S.A.	Banco de Chile	1,686	1,567	876
Administrador Financiero del Transantiago S.A.	Banco de Chile	723	804	385
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	460	404	315
Redbanc S.A.	Banco de Chile	288	652	539
Sociedad Imerc OTC S.A.	Banco de Chile	131	108	32
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	86	140	58
Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Banco de Chile	—	—	1,405
Subtotal Associates		10,388	10,484	356

Joint Ventures
Servipag Ltda.	Banco de Chile	2,201	1,866	831
Artikos Chile S.A.	Banco de Chile	820	681	606
Subtotal Joint Ventures		3,021	2,547	1,437

Total		13,409	13,031	1,793